THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

GLOBAL FRANCHISE FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%
	Shares	Value
CHINA — 2.9%
NetEase ADR	110,802	$10,205,972

GERMANY — 3.6%
Beiersdorf	89,566	12,998,435

NETHERLANDS — 6.0%
ASML Holding	22,955	21,372,054

SOUTH KOREA — 1.9%
Samsung Electronics GDR	4,403	6,708,039

SWITZERLAND — 2.5%
Roche Holding	27,297	8,812,566

UNITED KINGDOM — 2.8%
London Stock Exchange Group	54,683	6,650,661
St. James's Place	359,222	3,161,610
		9,812,271
UNITED STATES — 73.0%
Align Technology *	18,286	4,240,158
Alphabet, Cl A	81,582	13,994,576
Autodesk *	50,584	12,520,552
Automatic Data Processing	37,641	9,885,280
Booking Holdings (a)	4,899	18,199,834
Check Point Software Technologies *	56,449	10,355,569
Edwards Lifesciences *	55,833	3,520,270
Electronic Arts	72,671	10,968,961
FactSet Research Systems	19,057	7,872,256
ICON *	44,920	14,753,525
Intuit	23,327	15,100,733
Johnson & Johnson	55,692	8,790,982
Microsoft	53,866	22,534,841
Monster Beverage *	116,119	5,974,323
Moody's	33,041	15,082,556
Motorola Solutions	10,023	3,998,375
Nestle	111,264	11,238,217
Philip Morris International (a)	145,902	16,802,074
S&P Global	21,737	10,536,576
VeriSign *	63,771	11,925,815

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

GLOBAL FRANCHISE FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Visa, Cl A (a)	116,270	$30,889,451
		259,184,924
Total Common Stock
(Cost $247,150,710)		329,094,261

Total Investments— 92.7%
(Cost $247,150,710)		$329,094,261

Percentages are based on Net Assets of $354,967,619.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

INV-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

INTERNATIONAL FRANCHISE FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
AUSTRALIA — 3.0%
REA Group	1,087	$145,935

CANADA — 6.5%
Constellation Software	101	318,495

CHINA — 3.8%
Hangzhou Tigermed Consulting, Cl H	6,200	23,817
Kweichow Moutai, Cl A	304	59,766
NetEase	5,700	105,140
		188,723
FRANCE — 11.4%
EssilorLuxottica	1,044	238,876
Hermes International SCA	65	142,027
L'Oreal	419	181,170
		562,073
GERMANY — 13.0%
Beiersdorf	987	143,240
SAP	1,862	393,609
Siemens Healthineers	1,867	100,056
		636,905
HONG KONG — 1.4%
AIA Group	10,600	70,910

IRELAND — 2.9%
Accenture, Cl A	426	140,844

JAPAN — 2.7%
Nintendo	2,400	132,043

NETHERLANDS — 10.9%
ASML Holding	221	205,760
Heineken	1,333	118,275
Wolters Kluwer	1,265	211,743
		535,778
SPAIN — 1.9%
Amadeus IT Group	1,442	94,958

SWITZERLAND — 4.1%
Lonza Group	164	108,899
Novartis	838	93,279
		202,178

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

INTERNATIONAL FRANCHISE FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 4.9%
Taiwan Semiconductor Manufacturing ADR	1,443	$239,249

UNITED KINGDOM — 7.9%
InterContinental Hotels Group	1,063	107,002
London Stock Exchange Group	1,571	191,068
Reckitt Benckiser Group	1,664	89,436
		387,506
UNITED STATES — 21.7%
Alcon	1,864	175,991
Experian	2,903	136,847
ICON *	540	177,358
Mastercard, Cl A	596	276,371
Nestle	1,513	152,820
Philip Morris International (a)	1,293	148,902
		1,068,289
Total Common Stock
(Cost $4,181,680)		4,723,886

PREFERRED STOCK — 1.4%
GERMANY — 1.4%
Sartorius (b)
(Cost $84,765)	234	66,358

WARRANT — 0.0%
	Number of Warrants	Value
Canada
Constellation Software, Expires 08/22/28*(c)
(Cost $–)	40	–

Total Investments— 97.5%
(Cost $4,266,445)		$4,790,244

Percentages are based on Net Assets of $4,914,496.

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

INTERNATIONAL FRANCHISE FUND

JULY 31, 2024 (Unaudited)

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.
(b)	There is currently no rate available.
(c)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class

INV-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

EMERGING MARKETS EQUITY FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%
	Shares	Value
AUSTRIA — 2.6%
Erste Group Bank	99,445	$5,172,036
Mondi	152,463	2,978,366
		8,150,402
BRAZIL — 5.8%
B3 - Brasil Bolsa Balcao	1,053,797	2,017,086
Banco do Brasil	378,224	1,774,446
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	249,789	3,890,836
Embraer *	356,470	2,770,915
Multiplan Empreendimentos Imobiliarios	420,899	1,787,764
PRIO	282,045	2,396,466
Vale ADR, Cl B	300,382	3,259,145
		17,896,658
CHINA — 19.5%
AAC Technologies Holdings	824,000	3,016,575
Alibaba Group Holding	298,136	2,934,044
BeiGene, Cl A *	79,457	1,425,429
Beijing Roborock Technology, Cl A	46,466	2,022,771
KE Holdings ADR	165,215	2,288,228
Kuaishou Technology, Cl B *	493,300	2,763,125
Meituan, Cl B *	345,000	4,777,621
PetroChina, Cl H	5,638,000	4,896,429
Ping An Insurance Group of China, Cl H	768,000	3,335,497
Tencent Holdings	353,700	16,323,777
Tencent Music Entertainment Group ADR	242,800	3,442,904
Trip.com Group ADR *	66,135	2,814,818
Xiaomi, Cl B *	2,385,400	5,123,994
Zhongji Innolight, Cl A	164,822	3,000,940
Zijin Mining Group, Cl H	1,318,000	2,673,676
		60,839,828
GREECE — 0.8%
National Bank of Greece	282,228	2,477,140

HONG KONG — 3.0%
AIA Group	477,200	3,192,271
Hong Kong Exchanges & Clearing	65,800	1,941,117
Pop Mart International Group	516,400	2,740,080
WH Group	2,449,623	1,592,536
		9,466,004

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

EMERGING MARKETS EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA — 18.1%
Cipla	219,233	$4,050,984
Five-Star Business Finance *	179,467	1,624,948
HCL Technologies	147,086	2,894,201
HDFC Bank	105,762	2,043,772
Hindustan Aeronautics	57,484	3,387,659
ITC	443,902	2,631,749
Kotak Mahindra Bank	122,756	2,659,381
Larsen & Toubro	82,292	3,758,059
Macrotech Developers	230,102	3,603,295
Mahindra & Mahindra	120,976	4,211,234
Max Healthcare Institute	266,571	2,943,753
PB Fintech *	178,347	3,102,645
Power Grid Corp of India	1,095,074	4,561,190
Reliance Industries	211,852	7,637,779
Varun Beverages	194,090	3,661,837
Zomato *	1,310,823	3,604,773
		56,377,259
INDONESIA — 2.1%
Bank Central Asia	6,013,400	3,807,750
Bank Mandiri Persero	7,256,413	2,861,851
		6,669,601
MALAYSIA — 0.9%
CIMB Group Holdings	1,694,500	2,739,886

MEXICO — 5.2%
America Movil	2,761,219	2,307,624
Arca Continental	221,629	2,183,754
Cemex ADR	44,861	288,008
Fomento Economico Mexicano ADR	25,746	2,838,497
Grupo Mexico	904,319	5,085,990
Ternium ADR	71,125	2,466,615
Wal-Mart de Mexico	287,933	958,205
		16,128,693
PERU — 1.0%
Credicorp	18,268	3,117,252

RUSSIA — 0.0%
Moscow Exchange MICEX-RTS PJSC (a)	491,250	—

SAUDI ARABIA — 1.1%
Saudi Awwal Bank	311,954	3,264,071

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

EMERGING MARKETS EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — 4.3%
Bid Corp	79,532	$1,983,696
Capitec Bank Holdings	22,829	3,564,479
MTN Group	458,482	1,991,743
Naspers, Cl N	15,483	2,999,404
Sanlam	635,686	2,849,733
		13,389,055
SOUTH KOREA — 12.4%
HYBE	10,629	1,367,256
Kia	48,996	4,020,450
Krafton *	9,470	2,041,907
Samsung C&T	30,190	3,438,700
Samsung E&A *	96,542	2,016,550
Samsung Electronics	290,664	17,923,003
SK Hynix	54,106	7,760,074
		38,567,940
TAIWAN — 17.1%
Accton Technology	156,000	2,445,343
ASE Technology Holding	675,000	3,150,299
Asustek Computer	183,000	2,566,332
Hon Hai Precision Industry	829,000	5,085,849
MediaTek	128,000	4,874,898
Taiwan Semiconductor Manufacturing	1,206,000	35,180,606
		53,303,327
THAILAND — 0.9%
Bangkok Bank	337,400	1,297,196
Minor International	1,986,300	1,618,541
		2,915,737
UNITED ARAB EMIRATES — 3.4%
Abu Dhabi Commercial Bank PJSC	1,299,296	3,148,027
Aldar Properties PJSC	2,160,544	4,346,970
Emaar Properties PJSC	1,366,500	3,210,698
		10,705,695
Total Common Stock
(Cost $258,531,169)		306,008,548

Total Investments— 98.2%
(Cost $258,531,169)		$306,008,548

Percentages are based on Net Assets of $311,462,152.

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

EMERGING MARKETS EQUITY FUND

JULY 31, 2024 (Unaudited)

*	Non-income producing security.
(a)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
MICEX-RTS — Moscow Interbank Currency Exchange-Russian Trading System
PJSC — Public Joint-Stock Company
PLN — Polish Zloty

Amounts designated as “—“ are $0 or have been rounded to $0.

INV-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

GLOBAL ENVIRONMENT FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%
	Shares	Value
CHINA — 16.4%
Contemporary Amperex Technology, Cl A	59,093	$1,522,509
Sungrow Power Supply, Cl A	94,239	899,518
Wuxi Lead Intelligent Equipment, Cl A	405,702	947,837
Xinyi Solar Holdings	1,706,000	809,548
Zhejiang Sanhua Intelligent Controls, Cl A	260,018	664,282
		4,843,694
DENMARK — 14.9%
Novonesis (Novozymes), Cl B	22,762	1,448,862
Orsted *	29,554	1,761,409
Vestas Wind Systems *	48,611	1,202,891
		4,413,162
GERMANY — 3.8%
Infineon Technologies	32,274	1,120,983

ITALY — 0.6%
Industrie De Nora	15,741	182,312

JAPAN — 0.3%
Shimadzu	3,000	88,098

SPAIN — 8.3%
Iberdrola	186,558	2,463,751

TAIWAN — 1.7%
Voltronic Power Technology	9,000	512,237

UNITED KINGDOM — 2.9%
Croda International	11,588	601,996
Spectris	6,888	269,967
		871,963
UNITED STATES — 47.9%
ANSYS *	5,005	1,569,718
Aptiv *	16,671	1,156,801
Autodesk *	5,288	1,308,886
Carlisle	1,452	607,778
NextEra Energy	31,825	2,431,112
Rockwell Automation	3,019	841,244
Schneider Electric	5,516	1,329,365
TE Connectivity	9,062	1,398,538
Tetra Tech	4,785	1,020,354
Trane Technologies	1,571	525,154

THE ADVISORS’ INNER CIRCLE FUND III

NINETY ONE

GLOBAL ENVIRONMENT FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Waste Management	9,846	$1,995,390
		14,184,340
Total Common Stock
(Cost $30,114,527)		28,680,540

Total Investments— 96.8%
(Cost $30,114,527)		$28,680,540

Percentages are based on Net Assets of $29,629,109.

*	Non-income producing security.

Cl — Class

INV-QH-001-1400